Other Financial Assets At Amortised Cost - Summary of Other Financial Assets at Amortised Cost (Detail) - Other financial assets - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 530	£ 1,163
Asset backed securities
Financial assets at amortised cost [line items]
Financial assets at amortised cost	467	491
Debt securities
Financial assets at amortised cost [line items]
Financial assets at amortised cost	£ 63	£ 672